RYAN C. WILKINS 949.725.4115 RWILKINS@SYCR.COM	STRADLING YOCCA CARLSON & RAUTH, P.C. 660 NEWPORT CENTER DRIVE, SUITE 1600 NEWPORT BEACH, CA 92660-6422 SYCR.COM	NEWPORT BEACH SACRAMENTO SAN DIEGO SAN FRANCISCO SANTA BARBARA SANTA MONICA DENVER RENO

April 17, 2015

CONFIDENTIAL SUBMISSION

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Corporate Finance

100 F Street, NE

Washington, DC 20549

RE:	Confidential Submission of Draft Registration Statement by AppFolio, Inc. Pursuant to Title I, Section 106 under the Jumpstart Our Business Startups Act and Section 24(b)(2) of the Securities Exchange Act of 1934

Ladies and Gentlemen:

On behalf of AppFolio, Inc., a Delaware corporation (the “Company”), we hereby confidentially submit a draft Registration Statement on Form S-1 of the Company (the “Registration Statement”) pursuant to Title I, Section 106 under the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”) and Section 24(b)(2) of the Securities Exchange Act of 1934, as amended, for non-public review by the Staff of the Securities and Exchange Commission prior to the public filing of the Registration Statement. We hereby confirm that the Company is an “emerging growth company” as defined in the JOBS Act.

If you have any questions with respect to this confidential submission, please feel free to contact me via telephone at (949) 725-4115 or via electronic mail at rwilkins@sycr.com.

Sincerely,

Ryan C. Wilkins

for Stradling Yocca Carlson & Rauth, P.C.